Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross Benefit Payments - 2012	$ 20,425
Gross Benefit Payments - 2013	20,046
Gross Benefit Payments - 2014	21,494
Gross Benefit Payments - 2015	23,244
Gross Benefit Payments - 2016	24,872
Gross Benefit Payments - Years 2017 - 2021	147,271
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross Benefit Payments - 2012	2,930
Gross Benefit Payments - 2013	3,034
Gross Benefit Payments - 2014	3,039
Gross Benefit Payments - 2015	2,981
Gross Benefit Payments - 2016	2,837
Gross Benefit Payments - Years 2017 - 2021	$ 11,487